NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2025
NOTES RECEIVABLE
NOTES RECEIVABLE
4.	NOTES RECEIVABLE

As of December 31, 2024 and 2025, the total notes receivable balance was RMB78,827 and RMB58,617 and among which RMB37,904 and RMB48,168 were pledged as collateral for notes payable, which has been recorded in accounts payables. No credit loss was recognized for the years ended December 31, 2023, 2024 and 2025.